Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 674,562	$ 655,141
Derivative asset	15,064	4,516
Equity securities, trading	4,368	1,858
Separate account assets	2,205,548	2,214,422
Total assets accounted for at fair value	2,899,542	2,875,937
Liabilities accounted for at fair value:
Derivative liability	7,956	4,894
Separate account liabilities	2,205,548	2,214,422
Reserves at fair value	265,884	150,251
Total liabilities accounted for at fair value	2,479,388	2,369,567
U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	73,223	95,077
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	11,044	11,942
Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	510	2,547
Public Utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	38,667	41,328
Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	415,515	357,330
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	135,603	146,917
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Equity securities, trading	4,368	1,858
Separate account assets	2,205,548	2,214,422
Total assets accounted for at fair value	2,283,139	2,311,357
Liabilities accounted for at fair value:
Separate account liabilities	2,205,548	2,214,422
Total liabilities accounted for at fair value	2,205,548	2,214,422
Fair Value, Inputs, Level 1 | U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	73,223	95,077
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative asset	15,064	4,516
Total assets accounted for at fair value	615,356	563,508
Liabilities accounted for at fair value:
Derivative liability	7,956	4,894
Total liabilities accounted for at fair value	7,956	4,894
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	11,044	11,942
Fair Value, Inputs, Level 2 | Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	510	2,547
Fair Value, Inputs, Level 2 | Public Utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	38,667	41,328
Fair Value, Inputs, Level 2 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	414,468	356,258
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	135,603	146,917
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Total assets accounted for at fair value	1,047	1,072
Liabilities accounted for at fair value:
Reserves at fair value	265,884	150,251
Total liabilities accounted for at fair value	265,884	150,251
Fair Value, Inputs, Level 3 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 1,047	$ 1,072